Related party disclosures	12 Months Ended
Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Related party disclosures
27.	Related party disclosures

Platforme International Limited is a related party of J M F Neves. The Group generated commission of $557,000 (2017: $248,000) from Platforme International Limited. The Group had a $13,000 receivable in 2018 (2017: $70,000 receivable).

Total compensation and benefits in kind (excluding share-based payments) to key management personnel amounted to $1,284,000 (2017: $1,200,000). In addition to this, there was share based payment compensation of $7,869,000 (2017: $1,900,000).

Conde Nast is a related party by virtue of its shareholding in the Group. The Group incurred marketing expenditure of $346,000 (2017: nil) and had a $19,000 payable in 2018 (2017: nil).

Until October 21, 2017, when Fashion Concierge UK Limited was acquired, see note 5, the Group made sales totaling, $110,000 to Fashion Concierge UK Limited. This was a related party of J M F Neves.

The acquisition of the business of Style.com (note 5) was a related party transaction because the former owners of Style.com Conde Nast, are also a shareholder of the Group. Jonathan Newhouse, the current chairman and chief executive of Conde Nast International is also a director of Farfetch.com Limited.

The Group’s ultimate controlling party is J M F Neves by virtue of holding the majority of voting rights in the Group.